Leases (Schedule of Operating Lease Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Fixed payments and variable payments that depend on an index or rate	$ 8,564
Total operating lease cost	$ 8,564